Conservative Allocation Lifestyle Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
Cons Alloc Lifestyle Blended Index (reflects no deduction for fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	11.96%	4.01%	5.88%
None
Prospectus [Line Items]
Average Annual Return, Percent	11.79%	4.34%	5.85%